Convertible Note (Details) - Schedule of Net Carrying Amount of Convertible Note - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Net Carrying Amount of Convertible Note [Line Items]
Principal outstanding	$ 1,874,479	$ 3,497,639
Unamortized issuance cost	(94,384)	(340,147)
Net carrying value	1,780,095	3,157,492
Convertible Note – 2022-2 [Member]
Schedule of Net Carrying Amount of Convertible Note [Line Items]
Principal outstanding	811,145	1,595,000
Unamortized issuance cost		(163,967)
Net carrying value	811,145	1,431,033
Convertible Note – 2023 [Member]
Schedule of Net Carrying Amount of Convertible Note [Line Items]
Principal outstanding	531,667	1,902,639
Unamortized issuance cost	(43,095)	(176,180)
Net carrying value	488,572	$ 1,726,459
Convertible Note – 2024 [Member]
Schedule of Net Carrying Amount of Convertible Note [Line Items]
Principal outstanding	531,667
Unamortized issuance cost	(51,288)
Net carrying value	$ 480,379